ACQUISITION OF WILSON-DAVIS - Pro forma adjustments (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ACQUISITION OF WILSON-DAVIS
Transaction cost			$ (9,008,053)		$ 9,008,053
Amortization of intangibles	$ (307,192)	$ (614,384)		$ 2,437,500	2,437,500
Loss on AtlasClear acquisition			86,392,769		(86,392,769)
Interest earned on investments held in trust	$ (352,512)	$ (1,074,902)	$ (256,279)	$ (3,090,086)	$ (3,087,315)